INVENTORY		9 Months Ended	12 Months Ended
	Dec. 19, 2024	Mar. 31, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
INVENTORY		5. INVENTORY As of March 31, 2025, our balance of inventory of real estate under construction was $10,716,644 and as of June 30, 2024 the balance was $10,594,936.	4. INVENTORY Inventory of real estate under construction was $10,594,936 and $11,323,226 as of June 30, 2024 and 2023, respectively.
Awaysis Belize Limited [Member]
Restructuring Cost and Reserve [Line Items]
INVENTORY

Note 4. Inventories

Inventory is primarily comprised of Villa 10 and 16 held for sale and related development costs which are carried at the lower of historical cost, on a first-in, first-out basis, or net realizable value.